S000006640 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	9.09%	2.47%	4.56%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.09%	0.82%	2.76%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.38%	1.25%	2.83%